Commitments and Contingencies (Detail) € in Millions, $ in Millions		1 Months Ended				6 Months Ended		12 Months Ended
	Jan. 21, 2019 EUR (€)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)
AbbVie
Long-term Purchase Commitment [Line Items]
Proceeds related to royalties received							$ 243.5
Janssen
Long-term Purchase Commitment [Line Items]
Proceeds related to royalties received								$ 93.7
Refund For Overpayment Of Royalties
Long-term Purchase Commitment [Line Items]
Estimated overpayment of royalties | €									€ 7.7
Damages sought | €	€ 23.1
Purchase Of Eisai Royalties
Long-term Purchase Commitment [Line Items]
Payment for purchase of royalties					$ 330.0
Purchase commitment, upfront payment				$ 110.0
Purchase commitment, additional payments				$ 220.0		$ 110.0
Purchase Of Eisai Royalties | Forecast
Long-term Purchase Commitment [Line Items]
Purchase commitment, additional payments		$ 110.0	$ 110.0